Income Taxes (Details) - Schedule of statutory income tax rates - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Statutory Income Tax Rates Abstract
Income tax expense at applicable statutory rate		$ 590,692	$ 844,047	$ 428,590
Nondeductible expenses		181,910	12,238	6,138
Income not subject to tax		(539,572)	(98,326)	(15,058)
Nontaxable offshore profit		(143,098)	(664,621)	(337,560)
Benefit on tax concession	[1]	(1,285)	(22,573)	(23,667)
Total income tax expense		$ 88,647	$ 70,765	$ 58,443

[1]	The provision for Hong Kong Profits Tax for 2022 is calculated at 16.5% (2021 and 2020: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2021-22 subject to a maximum reduction of HK$10,000 for each business (2021: a maximum reduction of HK$10,000 was granted for the year of assessment 2020-21 and was taken into account in calculating the provision for 2021, 2020: a maximum reduction of HK$20,000 was granted for the year of assessment 2019-20 and was taken into account in calculating the provision for 2020).